PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 VALLEY ROAD
COS COB, CONNECTICUT  06807-0272
203 869-3059

May 1, 2013

Securities and Exchange Commission
Washington, DC  20549

Re:	The Value Line Fund, Inc. File No. 2-10827
Value Line Income and Growth Fund, Inc. File No. 2-11153
Value Line Premier Growth Fund, Inc. File No. 2-12663
Value Line Larger Companies Fund, Inc. File No. 2-31640
Value Line Centurion Fund, Inc. File No. 2-86337
Value Line Strategic Asset Management Trust File No. 33-16245
(each, the “Fund”)
Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel